BRIDGE BUILDER TRUST

Bridge Builder Bond Fund (the “Fund”)

Supplement dated September 21, 2015
to the Prospectus
dated October 28, 2014, as supplemented July 13, 2015
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

Effective October 1, 2015, Douglas Swanson will be taking a leave of absence from his role as a portfolio manager and will not be involved in the day-to-day management of the portion of the Fund’s assets allocated to J.P. Morgan Investment Management, Inc. ("JPMIM"). Effective September 14, 2015, Barbara Miller assumed the role of portfolio manager for the portion of the Fund’s assets allocated to JPMIM.  Accordingly, the Prospectus is supplemented as follows:

1.  Effective October 1, 2015, all references to Douglas Swanson are hereby deleted.

2.  Effective immediately, Barbara Miller is added as a portfolio manager for the Fund and the following information is hereby added to the table entitled "JPMIM" in the sub-section entitled "Sub-advisers and Portfolio Managers – JPMIM" under the section entitled “Summary Section”:

JPMIM

Portfolio Manager(s)	Position with JPMIM	Length of Service to the Fund
Barbara E. Miller	Managing Director	Since September 2015

3.      Effective immediately, the following information is hereby added to the table entitled "JPMIM"  in the sub-section entitled "Sub-advisers, Portfolio Managers and Prior Performance Information – JPMIM" under the section entitled “Management of the Fund”:

JPMIM

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Barbara E. Miller	Since September 2015	JPMIM, 1994 to present, Managing Director, Head of U.S. Value Driven Fixed Income Team

Barbara E. Miller
Managing Director
Portfolio Manager
Ms. Miller is a portfolio manager and head of the U.S. Value Driven fixed income team. She is also senior location officer in Columbus for the Global Fixed Income, Currency & Commodities (GFICC) group. Ms. Miller is responsible for portfolio construction, market strategy, allocation decisions and security selection for value-driven strategies. An employee since 1994, she was previously an investment manager for Central Benefits Mutual Insurance Co., a portfolio manager for fixed income and equities at Midland Mutual Life Insurance Company and a portfolio manager and trader for trust portfolios at National City Bank.

BRIDGE BUILDER TRUST

Bridge Builder Bond Fund (the “Fund”)

Supplement dated September 21, 2015
to the Statement of Additional Information (the "SAI")
dated October 28, 2014, as supplemented July 13, 2015 and August 28, 2015
This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Effective October 1, 2015, Douglas Swanson will be taking a leave of absence from his role as a portfolio manager and will not be involved in the day-to-day management of the portion of the Fund’s assets allocated to J.P. Morgan Investment Management, Inc. ("JPMIM"). Effective September 14, 2015, Barbara Miller assumed the role of portfolio manager for the portion of the Fund’s assets allocated to JPMIM.  Accordingly, the Prospectus is supplemented as follows:

1.  Effective October 1, 2015, all references to Douglas Swanson are hereby deleted.

2.  Effective immediately, Barbara Miller is added as a portfolio manager for the Fund and the following information is hereby added to the table entitled "JPMIM" in the sub-section entitled "Sub-advisers and Portfolio Managers – JPMIM" under the section entitled “Summary Section”:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Firm and Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
JPMIM
Barbara E. Miller(1)	1	$45.2 million	1	$27.6 million	40	$1.8 billion

(1) Provided as of August 31, 2015.

3.      Effective immediately, the following information is hereby added to the second table relating to JPMIM under the sub-section entitled "Portfolio Managers – Other Accounts Managed by Portfolio Managers" under the section entitled “The Fund’s Investment Team”:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Firm and Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
JPMIM
Barbara E. Miller(1)	0	$0	0	$0	0	$0

(1) Provided as of August 31, 2015.